Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Commercial property revenue	$ 5,929	$ 4,849	$ 5,163
Hospitality revenue	2,594	1,511	1,073
Investment and other revenue	960	1,005	864
Total revenue	9,483	7,365	7,100
Direct commercial property expense	2,336	1,852	1,931
Direct hospitality expense	2,090	1,141	910
Investment and other expense	304	328	294
Interest expense	4,823	2,683	2,593
General and administrative expense	1,404	930	924
Total expenses	10,957	6,934	6,652
Fair value (losses) gains, net	(673)	20	2,521
Share of net (losses) earnings from equity accounted investments	(121)	826	1,020
(Loss) income before income taxes	(2,268)	1,277	3,989
Income tax (benefit) expense	(419)	281	490
Net (loss) income	(1,849)	996	3,499
Net (loss) income attributable to:
Limited partners	(442)	(47)	530
General partner	0	0	0
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	(790)	(85)	716
Limited partnership units of Brookfield Office Properties Exchange LP	0	0	2
FV LTIP units of the Operating Partnership	(1)	0	3
Class A shares of BPYU	0	0	25
Interests of others in operating subsidiaries and properties	$ (616)	$ 1,128	$ 2,223